Other non current assets (Tables)	6 Months Ended
Jun. 30, 2013
Other Non Current Assets [Abstract]
Other Non Current Assets
	December 31,	June 30,
	2012	2013
Deferred mobilization expenses	$53,615	$69,451
Deferred finance costs	-	22,723
Other	29,675	12,051
Total	$83,290	$104,225